PROVISIONS, CONTINGENCIES AND COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of provisions
The following table summarises the movement in each class of provision for the periods presented:

	Restructuring provision	Decommissioning provision	Other provisions(A)	Total
	€ million	€ million	€ million	€ million
As at 31 December 2016	289	12	9	310
Charged/(credited) to profit or loss:
Additional provisions recognised	186	1	9	196
Unused amounts reversed	(22)	—	(3)	(25)
Utilised during the period	(238)	(1)	(2)	(241)
Translation	1	1	—	2
As at 31 December 2017	216	13	13	242
Charged/(credited) to profit or loss:
Additional provisions recognised	236	4	2	242
Unused amounts reversed	(23)	—	—	(23)
Utilised during the period	(206)	(1)	(2)	(209)
As at 31 December 2018	223	16	13	252
Non-current	99	16	4	119
Current	124	—	9	133
As at 31 December 2018	223	16	13	252

(A)	Other provisions primarily relate to property tax assessment provisions and legal reserves and are not considered material to these financial statements.

Disclosure of maturity analysis of operating lease payments
The following table summarises the future maturity of the Group’s operating lease obligations as at the dates presented:

	31 December 2018	31 December 2017
Operating lease maturities	€ million	€ million
Within one year	94	90
After one year but not more than five years	169	163
More than five years	37	37
Total minimum lease payments	300	290